Warrants (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrants (Details) [Line Items]
Redemption trigger price	$ 18		$ 18
Redeemed common stock percentage	100.00%		100.00%
Consideration receivable percentage	70.00%		70.00%
Equity proceeds percentage			60.00%
Percentage of market value			180.00%
Issuance of warrants			$ 17,820,998
Fair value of warrants	(24,966,700)		(16,784,200)		$ 18,483,096
Fair value gain	$ 9,141,900		$ 710,050
Issuance common shares			199,943
IPO Warrants [Member]
Warrants (Details) [Line Items]
Sale of stock price per share	$ 11.5		$ 11.5
Public warrants expire term	5 years		5 years
Warrant exercise price per share	$ 11.5		$ 11.5
Public warrants [Member]
Warrants (Details) [Line Items]
Warrant exercise price per share	0.01		0.01
Warrant [Member]
Warrants (Details) [Line Items]
Public warrants expire term					5 years
Warrant exercise price per share	9.2		$ 9.2
Percentage of market value			115.00%
Series C Warrant [Member]
Warrants (Details) [Line Items]
Warrant exercise price per share	$ 0.75		$ 0.75
Issuance of warrants			$ 12,656,550
Proceeds from private placement			3,850,000
Issuance of warrants			17,820,998
Fair value of warrants			$ 9,139,200
Warrants exercised	0		0
Series D Warrant [Member]
Warrants (Details) [Line Items]
Issuance of warrants			$ 82,450
Fair value of warrants			$ 2,889,750
Warrants exercised	333,333		333,333
Minimum [Member]
Warrants (Details) [Line Items]
Common stock outstanding percentage	4.90%		4.90%
Maximum [Member]
Warrants (Details) [Line Items]
Common stock outstanding percentage	9.80%		9.80%
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Sale of stock price per share	$ 18		$ 18
Redemption trigger price	18		18
Class A Common Stock [Member] | Business Combination [Member]
Warrants (Details) [Line Items]
Newly issued price per share	$ 9.2		$ 9.2